Debt - Schedule of Maturities of Non Current Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 10,190
2025	85,190
2026	10,190
2027	45,830
2028	1,557,848
2029 and thereafter	810,609
Total	$ 2,519,857	$ 2,658,023